Other Assets (Details Narrative) - Jet Token, Inc. [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchase deposits two for Aircrafts	$ (15,000)	$ 763,600	$ 803,112	$ 439,750
Nonrefundable deposits				350,000
Lease maintenance reserve	689,750		689,750	689,750
Operating deposits	$ 58,226		73,226	13,714
Aircraft Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchase deposits one for Aircrafts					$ 450,000
Purchase deposits two for Aircrafts					150,000
Nonrefundable deposits					$ 250,000
Lease maintenance reserve				$ 250,000
Aircraft Management and Charter Service Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating deposits			$ 50,000